Long-term debt - Additions and payments of equipment financing (Details) - Equipment financing - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Finance lease obligations, additions	$ 58,675	$ 14,526
Finance lease obligations, payments	(48,601)	(27,443)
Finance lease obligations, change in foreign exchange rates	973
Financing obligations, additions	233,668	0
Financing obligations, payments	(110,306)	(15,056)
Finance obligations, change in foreign exchange rates	6,015
Promissory notes, additions	0	3,400
Promissory notes, payments	(5,889)	(5,372)
Promissiory notes, change in foreign exchange rates	0
Total equipment financing, additions	292,343	17,926
Total equipment financing, payments	(164,796)	$ (47,871)
Change in foreign exchange rates	$ 6,988